Financial Risk Management Objectives and Policies - Summary of Judgments of Reasonably Possible Movements (Details) - Post tax (loss)/profit impact [Member] - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
+0.50% (50 basis points) (2023:+0.50%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	$ 282,599	$ 270,059	$ 114,859
-0.50% (50 basis points) (2023:-0.50%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	(282,599)	(270,059)	(114,859)
AUD/USD +10% (2023:+10%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	(9,005,731)	(3,847,285)	(2,119,834)
AUD/USD -10% (2023:-10%)
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Judgments of reasonably possible movements	$ 11,007,004	$ 4,702,237	$ 2,590,908